UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                INVESTMENT GRADE
                                    BOND FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

DAVID A. TORCHIA
PORTFOLIO MANAGER

[PHOTO OMITTED]

GERALD J. CULMONE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
DAVID A. TORCHIA
--------------------------------------------------------------------------------

David A. Torchia has more than 18 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

--------------------------------------------------------------------------------
GERALD J. CULMONE
--------------------------------------------------------------------------------

Gerald J. Culmone has more than 15 years of securities business experience. Mr. Culmone holds a BS in Finance from Rider University.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in "investment-grade" fixed-income securities.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
January 4, 1982

MANAGERS' INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
18 Years (David A. Torchia)
15 Years (Gerald J. Culmone)

--------------------------------------------------------------------------------

[LOGO] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o June 30, 2003

SMITH BARNEY INVESTMENT
GRADE BOND FUND

What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statements of Changes in Net Assets .......................................   10

Notes to Financial Statements .............................................   11

Financial Highlights ......................................................   15

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003


1   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                            SECURITY                                                     VALUE
===========================================================================================================================
CORPORATE BONDS AND NOTES -- 78.9%

Aerospace and Defense -- 3.0%
$  6,500,000     A       The Boeing Co., Debentures, 6.875% due 10/15/43                                       $  7,343,148
   1,000,000     A       Honeywell International, Debentures, 6.625% due 6/15/28                                  1,164,497
   6,000,000     BBB-    Northrop-Grumman Corp., Debentures, 7.750% due 3/1/16                                    7,695,972
   5,000,000     BBB-    Raytheon Co., Debentures, 7.200% due 8/15/27                                             5,840,935
   5,250,000     A+      United Technologies Corp., Debentures, 7.500% due 9/15/29                                6,825,666
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 28,870,218
---------------------------------------------------------------------------------------------------------------------------
Agricultural Equipment -- 0.7%
   5,000,000     A-      Deere & Co., Debentures, 8.100% due 5/15/30                                              6,729,765
---------------------------------------------------------------------------------------------------------------------------
Airlines -- 0.3%
   2,600,000     A       Southwest Airlines Co., Debentures, 7.375% due 3/1/27                                    2,960,311
---------------------------------------------------------------------------------------------------------------------------
Automotive -- 1.2%
   6,500,000     A3*     DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27                                     6,831,032
   5,000,000     Baa1*   Ford Motor Co., Notes, 7.450% due 7/16/31                                                4,593,030
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 11,424,062
---------------------------------------------------------------------------------------------------------------------------
Banking -- 7.4%
  10,000,000     A+      Abbey National PLC, Sub. Debentures, 7.950% due 10/26/29                                13,390,020
   4,000,000     Baa3*   Astoria Financial Corp., Notes, 5.750% due 10/15/12                                      4,218,580
   5,000,000     Aa3*    Bank of America Corp., Sub. Notes, 7.400% due 1/15/11                                    6,152,245
   6,250,000     A1*     Bank of New York Co., Inc., Sr. Sub. Notes, 3.400% due 3/15/13                           6,318,931
   5,000,000     A1*     Bank One Corp., Sub. Notes, 6.375% due 1/30/09                                           5,744,925
   5,750,000     A2*     BB&T Corp., Sub. Notes, 6.375% due 6/30/05                                               6,245,846
   4,975,000     BBB     Independence Community Bank, Notes, 3.500% due 6/20/13                                   4,890,619
   5,000,000     AAA     Landesbank Baden-Wuerttemberg, Sub. Notes, 7.625% due 2/1/23                             6,636,280
   5,750,000     A-      Standard Chartered Bank, Sub. Bonds, 8.000% due 5/30/31 (b)                              7,330,772
   5,000,000     Aa2*    Wachovia Bank NA, Notes, 4.850% due 7/30/07                                              5,407,760
   4,000,000     BBB-    Webster Bank, Sub. Notes, 5.875% due 1/15/13                                             4,216,224
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 70,552,202
---------------------------------------------------------------------------------------------------------------------------
Basic Materials -- 1.5%
   6,000,000     A2*     Alcoa Inc., Notes, 6.000% due 1/15/12                                                    6,770,028
   2,000,000     BBB-    Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                         2,354,904
   4,700,000     BBB+    Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13                              4,847,745
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,972,677
---------------------------------------------------------------------------------------------------------------------------
Beverages -- 3.1%
   7,058,000     A+      Anheuser Busch Cos., Inc., Debentures, 6.500% due 5/1/42                                 8,306,906
   7,000,000     A3*     Bottling Group LLC, Notes, 4.625% due 11/15/12 (b)                                       7,330,316
   5,950,000     A       Coca-Cola Enterprises, Inc., Debentures, 6.700% due 10/15/36                             7,035,203
   7,125,000     A+      Diageo Capital PLC, Notes, 4.850% due 5/15/18                                            7,376,954
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 30,049,379
---------------------------------------------------------------------------------------------------------------------------
Building/Construction -- 0.5%
   4,000,000     BBB+    Masco Corp., Notes, 6.500% due 8/15/32                                                   4,454,856
---------------------------------------------------------------------------------------------------------------------------
Chemicals -- 1.0%
   3,715,000     A3*     Rohm & Haas Co., Debentures, 7.850% due 7/15/29                                          4,825,335
   5,000,000     A-      Union Carbide Corp., Debentures, 6.790% due 6/1/25                                       5,143,835
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  9,969,170
---------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


2   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                            SECURITY                                                     VALUE
===========================================================================================================================
Conglomerates -- 0.5%
$  4,850,000     A-      Hutchinson Whampoa International Ltd., Notes, 6.500% due 2/13/13 (b)                  $  5,099,261
---------------------------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.6%
   5,000,000     AA-     Procter & Gamble Co., Debentures, 6.450% due 1/15/26                                     5,863,075
---------------------------------------------------------------------------------------------------------------------------
Drugs -- 4.0%
   6,515,000     AA      Abbott Laboratories, Notes, 5.625% due 7/1/06                                            7,218,620
   4,750,000     AA      Bristol-Myers Squibb Co., Debentures, 6.800% due 11/15/26                                5,594,750
   3,435,000     AA      Eli Lilly & Co., Notes, 7.125% due 6/1/25                                                4,358,321
   5,000,000     AAA     Merck & Co. Inc., Debentures, 5.950% due 12/1/28                                         5,605,140
   5,000,000     AAA     Pharmacia Corp., Debentures, 6.600% due 12/1/28                                          6,089,894
   7,500,000     AA+     Zeneca Wilmington, Inc., Debentures, 7.000% due 11/15/23                                 9,188,333
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 38,055,058
---------------------------------------------------------------------------------------------------------------------------
Electric -- 4.3%
   5,750,000     A       Alabama Power Co., Sr. Notes, Series S, 5.875% due 12/1/22                               6,187,523
   4,250,000     Baa2*   Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33                               4,238,440
   5,000,000     A-      Commonwealth Edison Co., Bonds, 5.875% due 2/1/33                                        5,312,535
   4,500,000     A1*     Consolidated Edison Co. of New York, Debentures, 3.850% due 6/15/13                      4,406,936
   2,225,000     BBB+    Dominion Resources Inc., Notes, 4.125% due 2/15/08                                       2,331,715
   6,000,000     BBB+    Duke Energy Corp., Sr. Notes, 6.450% due 10/15/32                                        6,468,192
   2,875,000     BBB-    Entergy Gulf States, Inc., First Mortgage Bonds, 6.200% due 7/1/33 (b)                   2,803,950
   7,000,000     Aa3*    Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34                       7,296,310
   1,900,000     BBB     NiSource Finance Corp., Exchange Notes, 7.500% due 11/15/03                              1,935,777
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 40,981,378
---------------------------------------------------------------------------------------------------------------------------
Electronics/Computers -- 2.0%
   5,000,000     A-      Dell Computer Corp., Debentures, 7.100% due 4/15/28                                      6,165,110
   5,225,000     A+      International Business Machines Corp., Debentures, 8.375% due 11/1/19                    7,201,764
   5,000,000     BBB     Motorola, Inc., Debentures, 6.500% due 9/1/25                                            5,475,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 18,841,874
---------------------------------------------------------------------------------------------------------------------------
Finance -- 12.8%
   6,552,000     A2*     Amvescap PLC, Sr. Notes, 6.600% due 5/15/05                                              7,068,966
   7,090,000     A       Countrywide Home Loan Inc., Medium-Term Notes, Series K, 5.625% due 5/15/07              7,815,591
   6,000,000     Aa3*    Credit Suisse First Boston USA Inc., Notes, 6.125% due 11/15/11                          6,732,564
   5,000,000     A3*     Ford Motor Credit Co., Sr. Notes, 5.800% due 1/12/09                                     4,975,085
   9,300,000     AAA     General Electric Capital Corp., Notes, 3.500% due 5/1/08                                 9,533,411
  10,000,000     A3*     General Motors Acceptance Corp., Notes, 6.875% due 8/28/12                               9,993,300
   5,000,000     Aa3*    Goldman Sachs Group, Inc., Notes, 7.350% due 10/1/09                                     6,092,075
   7,000,000     A1*     HSBC Holdings PLC, Sub. Notes, 5.250% due 12/12/12                                       7,479,584
   6,375,000     AA-     International Lease Finance Corp., Notes, 5.625% due 6/1/07                              6,939,193
   7,000,000     A+      J.P. Morgan Chase & Co., Sr. Notes, 5.350% due 3/1/07                                    7,671,363
   5,000,000     A       Lehman Brothers Holdings, Inc., Sr. Notes, 8.800% due 3/1/15                             6,663,025
   5,000,000     Aa3*    Merrill Lynch & Co., Notes, 6.750% due 6/1/28                                            5,778,770
   5,000,000     Aa3*    Morgan Stanley, Notes, 7.250% due 4/1/32                                                 6,150,595
   5,000,000     Baa1*   PEMEX Project, Notes, 9.125% due 10/13/10                                                6,062,500
   6,300,000     A       SLM Corp., Notes, Series A, 5.625% due 4/10/07                                           6,998,198
   4,530,000     AA-     State Street Corp., Notes, 7.350% due 6/15/26                                            5,735,360
   5,111,000     A-      Washington Mutual Financial Corp., Sr. Notes, 6.875% due 5/15/11                         6,069,527
   5,000,000     BBB     WMC Finance USA Ltd., Notes, 5.125% due 5/15/13 (b)                                      5,173,940
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                122,933,047
---------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


3   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                            SECURITY                                                     VALUE
===========================================================================================================================
Food Chains -- 0.7%
$  6,150,000     A       McDonald's Corp., Debentures, 6.375% due 1/8/28                                       $  6,900,897
---------------------------------------------------------------------------------------------------------------------------
Foods -- 6.7%
   1,275,000     A+      Archer-Daniels-Midland Co., Debentures, 6.625% due 5/1/29                                1,472,413
   5,700,000     A       Campbell Soup Co., Debentures, 8.875% due 5/1/21                                         7,911,936
   5,000,000     BBB+    ConAgra Foods, Inc., Sr. Notes, 6.700% due 8/1/27                                        5,884,870
   5,000,000     BBB+    General Mills Inc., Notes, 6.000% due 2/15/12                                            5,654,445
   5,000,000     BBB     Kellogg Co., Debentures, Series B, 7.450% due 4/1/31                                     6,365,895
   7,000,000     A3*     Kraft Foods Inc., Notes, 6.500% due 11/1/31                                              7,755,363
                         Safeway Inc., Notes:
   1,700,000     BBB        4.800% due 7/16/07                                                                    1,779,470
   5,000,000     BBB        7.500% due 9/15/09                                                                    5,916,180
   5,000,000     A+      Sara Lee Corp., Notes, 6.250% due 9/15/11                                                5,796,180
   5,000,000     AA-     Sysco Corp., Notes, 4.750% due 7/30/05                                                   5,310,440
   5,000,000     BBB     Tyson Foods Inc., Notes, 7.000% due 1/15/28                                              5,061,525
   5,000,000     A+      Unilever Capital Corp., Sr. Notes, 5.900% due 11/15/32                                   5,406,936
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 64,315,653
---------------------------------------------------------------------------------------------------------------------------
Forestry Products -- 1.4%
   2,735,000     BBB     Nexfor Inc., Notes, 7.250% due 7/1/12                                                    3,112,649
   4,625,000     BBB     Weyerhaeuser Co., Notes, 5.500% due 3/15/05                                              4,894,887
   5,000,000     BBB     Willamette Industries, Inc., Debentures, 7.350% due 7/1/26                               5,742,070
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,749,606
---------------------------------------------------------------------------------------------------------------------------
Insurance -- 3.7%
   8,000,000     AAA     AIG SunAmerica Global Financing X, Bonds, 6.900% due 3/15/32 (b)                         9,560,296
   5,000,000     AA      John Hancock Global Funding II, Notes, 7.900% due 7/2/10 (b)                             6,177,440
   1,000,000     A       MetLife Inc., Sr. Notes, 6.125% due 12/1/11                                              1,141,766
   5,000,000     BBB+    The MONY Group, Inc., Sr. Notes, 8.350% due 3/15/10                                      5,528,490
   5,000,000     A+      Progressive Corp., Sr. Notes, 6.625% due 3/1/29                                          5,817,770
   6,750,000     A-      Wellpoint Health Networks Inc., Notes, 6.375% due 1/15/12                                7,713,016
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 35,938,778
---------------------------------------------------------------------------------------------------------------------------
Manufacturing -- 3.8%
   5,000,000     Aa1*    3M Co., Notes, Series C, 4.150% due 6/30/05                                              5,265,555
   5,000,000     A       Caterpillar Inc., Notes, 6.625% due 7/15/28                                              5,877,530
   5,000,000     AA-     Illinois Tool Works Inc., Notes, 5.750% due 3/1/09                                       5,703,535
   5,850,000     A+      Nucor Corp., Sr. Notes, 4.875% due 10/1/12                                               6,079,092
   5,000,000     A       PPG Industries, Inc., Debentures, 9.000% due 5/1/21                                      6,571,955
   5,000,000     BBB+    USX Corp., Debentures, 9.125% due 1/15/13                                                6,609,295
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 36,106,962
---------------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 0.9%
   7,000,000     AAA     Johnson & Johnson, Debentures, 6.950% due 9/1/29                                         8,948,905
---------------------------------------------------------------------------------------------------------------------------
Multimedia -- 3.4%
   4,000,000     BBB     Comcast Corp., Notes, 7.050% due 3/15/33                                                 4,460,196
   3,861,000     BBB     Cox Communications Inc., Notes, 7.750% due 11/1/10                                       4,729,628
   5,000,000     BBB-    News America Holdings Inc., Sr. Debentures, 8.500% due 2/23/25                           6,263,540
   5,000,000     BBB+    Time Warner Cos., Inc., Sr. Debentures, 7.570% due 2/1/24                                5,677,965
   4,000,000     BBB+    The Walt Disney Co., Sr. Medium-Term Notes, 6.200% due 6/20/14                           4,486,084
   5,000,000     A-      Westinghouse Electric Co., Debentures, 8.625% due 8/1/12                                 6,573,295
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 32,190,708
---------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


4   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                            SECURITY                                                     VALUE
===========================================================================================================================
Oil and Gas -- 3.3%
$  5,000,000     BBB     Amerada Hess Corp., Notes, 7.125% due 3/15/33                                         $  5,709,850
   6,000,000     A-      Conoco Inc., Sr. Notes, 6.950% due 4/15/29                                               7,242,630
   5,000,000     BBB     Devon Energy Corp., Debentures, 7.950% due 4/15/32                                       6,457,010
   6,000,000     A       Norsk Hydro A/S, Debentures, 6.800% due 1/15/28                                          7,118,886
   5,000,000     BBB     Valero Energy Corp., Notes, 4.750% due 6/15/13                                           4,897,815
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 31,426,191
---------------------------------------------------------------------------------------------------------------------------
Publishing -- 0.7%
   5,900,000     A       Knight-Ridder Inc., Debentures, 6.875% due 3/15/29                                       6,967,481
---------------------------------------------------------------------------------------------------------------------------
Real Estate -- 0.3%
   2,370,000     BBB     Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13                                    2,600,001
---------------------------------------------------------------------------------------------------------------------------
Retail -- 2.1%
   3,750,000     BBB-    Kroger Co., Sr. Notes, 6.750% due 4/15/12                                                4,287,499
   4,000,000     BBB+    Limited Inc., Debentures, 6.950% due 3/1/33                                              4,436,424
   5,000,000     A       Lowe's Cos., Inc., Debentures, 6.875% due 2/15/28                                        5,886,840
   4,275,000     A+      Target Corp., Sr. Debentures, 7.000% due 7/15/31                                         5,133,672
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 19,744,435
---------------------------------------------------------------------------------------------------------------------------
Retirement/Aged Care -- 0.6%
   5,000,000     Aa3*    AARP, Bonds, 7.500% due 5/1/31 (b)                                                       6,170,405
---------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 2.2%
   5,956,000     A+      Ameritech Capital Funding, Debentures, 6.450% due 1/15/18                                6,939,961
   7,000,000     Aa3*    BellSouth Telecommunications, Inc., Debentures, 5.850% due 11/15/45                      7,068,838
   6,000,000     Aa3*    Verizon New England Inc., Sr. Notes, 6.500% due 9/15/11                                  6,975,624
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 20,984,423
---------------------------------------------------------------------------------------------------------------------------
Transportation -- 4.5%
   6,000,000     BBB+    Burlington Northern Santa Fe Corp., Sr. Notes, 5.900% due 7/1/12                         6,702,720
   5,000,000     BBB     CSX Corp., Notes, 6.250% due 10/15/08                                                    5,716,085
   7,513,368     A1*     Federal Express Corp., Pass-Through Certificates, Series 981, Class B,
                            6.845% due 1/15/19                                                                    8,483,457
   5,000,000     Baa1*   Norfolk Southern Corp., Notes, 7.700% due 5/15/17                                        6,405,335
                         Union Pacific Corp.:
   4,000,000     BBB        Debentures, 7.000% due 2/1/16                                                         4,876,440
   4,000,000     A1*        Pass-Through Certificates, 4.698% due 1/2/24                                          4,073,340
   5,000,000     AAA     United Parcel Service, Inc., Debentures, Series B, 8.375% due 4/1/20                     6,668,560
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 42,925,937
---------------------------------------------------------------------------------------------------------------------------
Wireless Communications -- 1.7%
   4,000,000     BBB     AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31                                4,961,876
   5,000,000     A+      Cingular Wireless LLC, Sr. Notes, 7.125% due 12/15/31                                    5,882,125
   5,000,000     A       Vodafone Group PLC, Notes, 6.250% due 11/30/32                                           5,437,385
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 16,281,386
---------------------------------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES
                         (Cost -- $683,153,251)                                                                 756,008,101
===========================================================================================================================

                       See Notes to Financial Statements.


5   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                            SECURITY                                                     VALUE
===========================================================================================================================
ASSET-BACKED SECURITIES -- 2.2%
$  5,250,000     AAA     Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4,
                            5.550% due 10/20/23                                                                $  5,556,017
  15,000,000     AAA     Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09                   15,997,310
---------------------------------------------------------------------------------------------------------------------------
                         TOTAL ASSET-BACKED SECURITIES
                         (Cost -- $20,855,451)                                                                   21,553,327
===========================================================================================================================
U.S. GOVERNMENT SECTOR -- 14.1%

U.S. Treasury Obligations -- 8.3%
                         U.S. Treasury Notes:
  20,000,000                4.375% due 8/15/12                                                                   21,450,800
  10,000,000                3.625% due 5/15/13                                                                   10,081,260
  10,000,000             U.S. Treasury Strips, zero coupon due 11/15/24                                           3,429,860
  39,300,000             U.S. Treasury Bonds, 5.375% due 2/15/31                                                 44,266,262
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 79,228,182
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies -- 5.8%
  35,000,000             Fannie Mae, Benchmark Notes, 6.625% due 11/15/30                                        43,155,910
     460,016             Federal National Mortgage Association (FNMA), 6.500% due 9/1/28 - 1/1/29                   480,429
  11,204,547             Government National Mortgage Association (GNMA), 6.500% due 3/15/28 - 3/15/29           11,784,355
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 55,420,694
---------------------------------------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT SECTOR
                         (Cost -- $121,324,844)                                                                 134,648,876
===========================================================================================================================
SOVEREIGN DEBT -- 4.8%

Canada -- 2.8%
   5,600,000     A-      Province of Nova Scotia, Debentures, 7.250% due 7/27/13                                  7,122,533
                         Province of Quebec, Debentures:
   5,000,000     A+         7.500% due 7/15/23                                                                    6,557,395
   5,000,000     A+         7.500% due 9/15/29                                                                    6,690,445
   5,000,000     Aa3*    Province of Saskatchewan, Debentures, 8.000% due 2/1/13                                  6,648,810
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 27,019,183
---------------------------------------------------------------------------------------------------------------------------
Germany -- 0.6%
   5,000,000     AAA     Landwirtschaftliche Rentenbank, Notes, 4.875% due 3/12/07                                5,484,085
---------------------------------------------------------------------------------------------------------------------------
Italy -- 0.9%
   7,500,000     AA+     Region of Lombardy, Notes, 5.804% due 10/25/32                                           8,350,928
---------------------------------------------------------------------------------------------------------------------------
Supranational -- 0.5%
   4,700,000     A       Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12                                 5,361,389
---------------------------------------------------------------------------------------------------------------------------
                         TOTAL SOVEREIGN DEBT
                         (Cost -- $40,716,542)                                                                   46,215,585
===========================================================================================================================
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $866,050,088*)                                                               $958,425,889
===========================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service except for those identified by an asterisk (*), which are rated by Moody's Investors Service.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
*     Aggregate cost for Federal income tax purposes is substantially the same.

      See page 7 for definitions of ratings.

                       See Notes to Financial Statements.


6   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


7   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2003
================================================================================

ASSETS:
     Investments, at value (Cost - $866,050,088)                         $ 958,425,889
     Interest receivable                                                    14,214,015
     Receivable for Fund shares sold                                         4,521,534
     Receivable for securities sold                                          2,533,840
---------------------------------------------------------------------------------------
     Total Assets                                                          979,695,278
---------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                        2,869,251
     Payable for Fund shares purchased                                       1,356,536
     Bank overdraft                                                            369,471
     Investment advisory fee payable                                           358,190
     Administration fee payable                                                154,703
     Distribution plan fees payable                                            101,723
     Accrued expenses                                                           80,387
---------------------------------------------------------------------------------------
     Total Liabilities                                                       5,290,261
---------------------------------------------------------------------------------------
Total Net Assets                                                         $ 974,405,017
=======================================================================================

NET ASSETS:
     Par value of capital shares                                         $      72,376
     Capital paid in excess of par value                                   885,226,619
     Overdistributed net investment income                                  (1,895,433)
     Accumulated net realized loss from investment transactions             (1,374,346)
     Net unrealized appreciation of investments                             92,375,801
---------------------------------------------------------------------------------------
Total Net Assets                                                         $ 974,405,017
=======================================================================================

Shares Outstanding:
     Class A                                                                32,790,572
     ----------------------------------------------------------------------------------
     Class B                                                                17,937,132
     ----------------------------------------------------------------------------------
     Class L                                                                 4,556,299
     ----------------------------------------------------------------------------------
     Class Y                                                                17,092,416
     ----------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                      $       13.48
     ----------------------------------------------------------------------------------
     Class B *                                                           $       13.45
     ----------------------------------------------------------------------------------
     Class L *                                                           $       13.42
     ----------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $       13.46
     ----------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)   $       14.12
     ----------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $       13.56
=======================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


8   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2003
================================================================================

INVESTMENT INCOME:
     Interest                                                                         $ 24,689,749
--------------------------------------------------------------------------------------------------

EXPENSES:
     Investment advisory fee (Note 2)                                                    1,972,767
     Distribution plan fees (Note 5)                                                     1,585,891
     Administration fee (Note 2)                                                           863,182
     Shareholder servicing fees (Note 5)                                                   237,288
     Registration fees                                                                      31,640
     Shareholder communications (Note 5)                                                    29,156
     Custody                                                                                28,002
     Directors' fees                                                                        17,272
     Audit and legal                                                                        15,528
     Other                                                                                   7,412
--------------------------------------------------------------------------------------------------
     Total Expenses                                                                      4,788,138
--------------------------------------------------------------------------------------------------
Net Investment Income                                                                   19,901,611
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Investment Transactions (excluding short-term investments):
       Proceeds from sales                                                             252,276,841
       Cost of securities sold                                                         228,396,299
--------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                  23,880,542
--------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                                              74,247,000
       End of period                                                                    92,375,801
--------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                            18,128,801
--------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                 42,009,343
--------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $ 61,910,954
==================================================================================================

                       See Notes to Financial Statements.


9   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                           2003             2002
=====================================================================================================
OPERATIONS:
     Net investment income                                            $  19,901,611    $  35,934,113
     Net realized gain (loss)                                            23,880,542       (8,364,307)
     Increase in net unrealized appreciation                             18,128,801       59,763,740
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                              61,910,954       87,333,546
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
     Net investment income                                              (20,617,509)     (37,207,660)
     Capital                                                                     --       (1,537,830)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders          (20,617,509)     (38,745,490)
-----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                   205,742,082      321,780,013
     Net asset value of shares issued for reinvestment of dividends      12,257,121       21,799,825
     Cost of shares reacquired                                         (128,116,281)    (186,409,575)
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                 89,882,922      157,170,263
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                  131,176,367      205,758,319

NET ASSETS:
     Beginning of period                                                843,228,650      637,470,331
-----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 974,405,017    $ 843,228,650
=====================================================================================================
* Includes overdistributed net investment income of:                  $  (1,895,433)   $  (1,179,535)
=====================================================================================================

                       See Notes to Financial Statements.


10   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Investment Grade Bond Fund ("Fund"), a separate investment fund of Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Group Spectrum Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Growth Fund and Smith Barney Premier Selections Global Growth Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund's average daily net assets up to $500 million and 0.42% of the Fund's average daily net assets thereafter. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets thereafter. This fee is calculated daily and paid monthly.


11   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $255,960 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2003, CGM and its affiliates received sales charges of approximately $145,000 and $186,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to CGM and its affiliates were approximately:

                                         Class A        Class B       Class L
================================================================================
CDSCs                                    $2,000        $170,000        $8,000
================================================================================

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $377,058,833
--------------------------------------------------------------------------------
Sales                                                                252,276,841
================================================================================

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 95,102,433
Gross unrealized depreciation                                        (2,726,632)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 92,375,801
================================================================================


12   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At June 30, 2003, the Fund did not have any repurchase agreements outstanding.

5. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                 Class A     Class B     Class L
================================================================================
Distribution Plan Fees                          $513,186    $843,086    $229,619
================================================================================

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                     Class A     Class B     Class L     Class Y
================================================================================
Shareholder Servicing Fees          $156,693     $66,272     $14,181      $142
================================================================================

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                     Class A     Class B     Class L     Class Y
================================================================================
Shareholder Communication Expenses   $13,802     $12,248     $2,397       $709
================================================================================

6. Distributions Paid to Shareholders by Class

                                     Six Months Ended           Year Ended
                                       June 30, 2003         December 31, 2002
================================================================================
Class A
Net investment income                  $9,482,218               $17,108,612
Capital                                        --                   699,241
--------------------------------------------------------------------------------
Total                                  $9,482,218               $17,807,853
================================================================================
Class B
Net investment income                  $4,678,136               $ 8,545,132
Capital                                        --                   384,905
--------------------------------------------------------------------------------
Total                                  $4,678,136               $ 8,930,037
================================================================================
Class L
Net investment income                  $1,346,938               $ 2,311,383
Capital                                        --                   102,193
--------------------------------------------------------------------------------
Total                                  $1,346,938               $ 2,413,576
================================================================================
Class Y
Net investment income                  $5,110,217               $ 9,242,533
Capital                                        --                   351,491
--------------------------------------------------------------------------------
Total                                  $5,110,217               $ 9,594,024
================================================================================


13   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7. Capital Shares

At June 30, 2003, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                               Six Months Ended                       Year Ended
                                                 June 30, 2003                     December 31, 2002
                                        ------------------------------      ------------------------------
                                           Shares           Amount            Shares           Amount
==========================================================================================================
Class A
Shares sold                              6,413,006       $ 83,931,576       10,349,458      $127,238,156
Shares issued on reinvestment              586,159          7,718,668        1,137,455        13,942,457
Shares reacquired                       (3,974,228)       (52,197,414)      (5,513,199)      (67,758,278)
---------------------------------------------------------------------------------------------------------
Net Increase                             3,024,937       $ 39,452,830        5,973,714      $ 73,422,335
=========================================================================================================
Class B
Shares sold                              3,971,575       $ 51,892,403        7,078,315      $ 86,876,715
Shares issued on reinvestment              265,333          3,487,152          510,873         6,251,944
Shares reacquired                       (2,730,274)       (35,733,412)      (4,533,304)     (55,448,620)
---------------------------------------------------------------------------------------------------------
Net Increase                             1,506,634       $ 19,646,143        3,055,884      $ 37,680,039
=========================================================================================================
Class L
Shares sold                              1,961,049       $ 26,082,645        3,085,676      $ 38,237,146
Shares issued on reinvestment               73,411            962,155          131,387         1,605,424
Shares reacquired                       (2,931,410)       (38,490,511)      (1,010,298)      (12,408,613)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   (896,950)      $(11,445,711)       2,206,765      $ 27,433,957
=========================================================================================================
Class Y
Shares sold                              3,350,227       $ 43,835,458        5,699,931      $ 69,427,996
Shares issued on reinvestment                6,730             89,146               --                --
Shares reacquired                         (126,586)        (1,694,944)      (4,134,373)      (50,794,064)
---------------------------------------------------------------------------------------------------------
Net Increase                             3,230,371       $ 42,229,660        1,565,558      $ 18,633,932
=========================================================================================================


14   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                                  2003(1)(2)      2002(2)       2001(2)      2000(2)        1999(2)        1998(2)
=================================================================================================================================
Net Asset Value, Beginning of Period           $  12.88        $  12.10      $  11.73     $  11.22       $  13.12       $  13.19
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.29            0.62          0.74         0.73           0.72           0.77
  Net realized and unrealized gain (loss)(3)       0.61            0.83          0.37         0.50          (1.88)          0.29
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.90            1.45          1.11         1.23          (1.16)          1.06
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.30)          (0.64)        (0.74)       (0.72)         (0.73)         (0.76)
  Net realized gains                                 --              --            --           --             --          (0.37)
  Capital                                            --           (0.03)           --           --          (0.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.30)          (0.67)        (0.74)       (0.72)         (0.74)         (1.13)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  13.48        $  12.88      $  12.10     $  11.73       $  11.22       $  13.12
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                       7.07%++        12.43%         9.70%       11.36%         (9.09)%         8.30%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    442        $    384      $    288     $    218       $    211       $    253
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.98%+          1.03%         1.00%        1.03%          1.03%          1.04%
  Net investment income(3)                         4.48+           5.06          6.10         6.44           5.94           5.73
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              29%             52%           39%          77%           147%            32%
=================================================================================================================================

Class B Shares                                  2003(1)(2)      2002(2)       2001(2)      2000(2)        1999(2)        1998(2)
=================================================================================================================================
Net Asset Value, Beginning of Period           $  12.86        $  12.08      $  11.71     $  11.21       $  13.09       $  13.19
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.26            0.56          0.67         0.66           0.66           0.70
  Net realized and unrealized gain (loss)(3)       0.60            0.83          0.38         0.50          (1.87)          0.29
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.86            1.39          1.05         1.16          (1.21)          0.99
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.27)          (0.58)        (0.68)       (0.66)         (0.66)         (0.72)
  Net realized gains                                 --              --            --           --             --          (0.37)
  Capital                                            --           (0.03)           --           --          (0.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.27)          (0.61)        (0.68)       (0.66)         (0.67)         (1.09)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  13.45        $  12.86      $  12.08     $  11.71       $  11.21       $  13.09
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                       6.75%++        11.88%         9.17%       10.73%         (9.44)%         7.72%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    241        $    211      $    161     $    151       $    192       $    260
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.47%+          1.54%         1.51%        1.54%          1.52%          1.53%
  Net investment income(3)                         3.99+           4.56          5.59         5.93           5.44           5.23
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              29%             52%           39%          77%           147%            32%
=================================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and ratio of net investment income to average net assets for Class A shares would have been $0.75, $0.36 and 6.15%, respectively. In addition, for Class B shares, the net investment income, net realized and unrealized gain and ratio of net investment income to average net assets would have been $0.68, $0.37 and 5.65%, respectively. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


15   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                                  2003(1)(2)      2002(2)       2001(2)      2000(2)        1999(2)       1998(2)(3)
===================================================================================================================================
Net Asset Value, Beginning of Period           $  12.83        $  12.06      $  11.69     $  11.19       $  13.07       $  13.18
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.26            0.56          0.68         0.67           0.67           0.70
  Net realized and unrealized gain (loss)(4)       0.60            0.83          0.38         0.50          (1.88)          0.30
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.86            1.39          1.06         1.17          (1.21)          1.00
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.27)          (0.59)        (0.69)       (0.67)         (0.66)         (0.74)
  Net realized gains                                 --              --            --           --             --          (0.37)
  Capital                                            --           (0.03)           --           --          (0.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.27)          (0.62)        (0.69)       (0.67)         (0.67)         (1.11)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  13.42        $  12.83      $  12.06     $  11.69       $  11.19       $  13.07
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                       6.79%++        11.91%         9.28%       10.81%         (9.44)%         7.83%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $     61        $     70      $     39     $     20       $     19       $     19
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.40%+          1.47%         1.41%        1.47%          1.46%          1.54%
  Net investment income(4)                         4.06+           4.61          5.60         6.00           5.52           5.22
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              29%             52%           39%          77%           147%            32%
=================================================================================================================================

Class Y Shares                                  2003(1)(2)      2002(2)       2001(2)      2000(2)        1999(2)       1998(2)(3)
===================================================================================================================================
Net Asset Value, Beginning of Period           $  12.87        $  12.09      $  11.72     $  11.22       $  13.11       $  13.19
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.31            0.67          0.78         0.77           0.76           0.82
  Net realized and unrealized gain (loss)(4)       0.60            0.82          0.37         0.49          (1.87)          0.29
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.91            1.49          1.15         1.26          (1.11)          1.11
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.32)          (0.68)        (0.78)       (0.76)         (0.77)         (0.82)
  Net realized gains                                 --              --            --           --             --          (0.37)
  Capital                                            --           (0.03)           --           --          (0.01)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.32)          (0.71)        (0.78)       (0.76)         (0.78)         (1.19)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  13.46        $  12.87      $  12.09     $  11.72       $  11.22       $  13.11
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                       7.19%++        12.84%        10.07%       11.66%         (8.68)%         8.66%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    230        $    178      $    149     $    135       $    109       $     96
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.65%+          0.67%         0.68%        0.69%          0.68%          0.70%
  Net investment income(4)                         4.81+           5.44          6.43         6.78           6.31           6.07
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              29%             52%           39%          77%           147%            32%
=================================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and ratio of net investment income to average net assets for Class L shares would have been $0.69, $0.37 and 5.65%, respectively. For Class Y shares, ratio of net investment income to average net assets would have been 6.49%. In addition, for Class Y the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


16   Smith Barney Investment Grade Bond Fund  |
                                         2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIRECTORS

Paul R. Ades
Herbert Barg
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Jerome Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

David A. Torchia
Vice President and
Investment Officer

Gerald J. Culmone
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

Smith Barney Investment Funds Inc.
================================================================================

Smith Barney Investment Grade Bond Fund

The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INVESTMENT
GRADE BOND FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02352 8/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: August 29, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: August 29, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Funds Inc.

Date: August 29, 2003